Property, Plant and Equipment and Right of-Use Assets	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment and Right of-Use Assets [Abstract]
Property, plant and equipment and right of-use assets

NOTE 11: Property, plant and equipment and right of-use assets

Property, plant and equipment

Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value at January 1, 2023	7,068	669	687	2,058	10,482
Additions	1,312	200	303	741	2,556
Disposals	-	-	(111)	-	(111)
Transfer from leases	498	-	-	-	498
Exchange rate difference arising	(62)	(2)	(2)	(2)	(68)
Gross value at December 31, 2023	8,816	867	877	2,797	13,357

Accumulated depreciation At January 1, 2023	(5,184)	(380)	(357)	(770)	(6,691)
Additions	(558)	(102)	(228)	(500)	(1,388)
Disposals	-	-	108	-	108
Transfer from leases	(498)	-	-	-	(498)
Exchange rate difference arising	62	2	2	2	68
Accumulated depreciation at December 31, 2023	(6,178)	(480)	(475)	(1,268)	(8,401)
Net value at December 31, 2023	2,638	387	402	1,529	4,956

Gross value at January 1, 2024	8,816	867	877	2,797	13,357
Additions	613	10	247	381	1,251
Disposals	(2,441)	(73)	(214)	(557)	(3,285)
Transfer from leases	96	-	-	-	96
Exchange rate difference arising	110	4	7	6	127
Gross value at December 31, 2024	7,194	808	917	2,627	11,546

Accumulated depreciation at January 31, 2024	(6,178)	(480)	(475)	(1,268)	(8,401)
Additions	(746)	(108)	(252)	(700)	(1,806)
Disposals	2,365	73	210	547	3,195
Transfer from leases	(48)	-	-	-	(48)
Exchange rate difference arising	(107)	(4)	(6)	(6)	(123)
Accumulated depreciation at December 31, 2024	(4,714)	(519)	(523)	(1,427)	(7,138)
Net value at December 31, 2024	2,480	289	394	1,200	4,363

During 2024, the Company acquired $0.6 million of laboratory equipment and $0.4 million of leasehold improvements. During 2023, the Company acquired $1.3 million of laboratory equipment and $0.7 million of leasehold improvements. The primary purpose of these acquisitions was to add testing capacity for its new GPS and Resolve assays.

Right of-use assets

Thousands of $	Buildings	Vehicles	Equipment	TOTAL
Gross value at January 1, 2023	6,565	276	1,230	8,071
Additions	726	-	1,562	2,288
Disposals	-	(114)	(325)	(439)
Transfer to tangible assets	-	-	(498)	(498)
Gross value on December 31, 2023	7,291	162	1,970	9,423

Accumulated depreciation
Value at January 1, 2023	(2,874)	(180)	(914)	(3,968)
Additions	(1,079)	(34)	(252)	(1,365)
Disposals	-	70	325	395
Transfer to tangible assets	-	-	498	498
Exchange rate differences	7	-	-	7
Accumulated depreciation on December 31, 2023	(3,946)	(144)	(343)	(4,433)
Net value at December 31, 2023	3,345	18	1,626	4,989

Gross value at January 1, 2024	7,291	162	1,970	9,423
Additions	5,629	-	596	6,225
Disposals	(3,613)	(162)	(74)	(3,849)
Transfer to tangible assets	-	-	(96)	(96)
Gross value on December 31, 2024	9,307	-	2,396	11,703

Accumulated depreciation
Value at January 1, 2024	(3,946)	(144)	(343)	(4,433)
Additions	(1,088)	(20)	(413)	(1,521)
Disposals	2,578	162	78	2,818
Transfer to tangible assets	-	-	48	48
Exchange rate differences	-	2	-	2
Accumulated depreciation on December 31, 2024	(2,456)	-	(630)	(3,086)
Net value at December 31, 2024	6,851	-	1,766	8,617

At December 31, 2024, the company reassessed the lease option within its Irvine, California building lease (the “Irvine Lease”), and concluded that it is now reasonably certain that the Company will exercise this option which would add 60 additional months to the Irvine Lease. The company has the right to exercise this option up to one year but no less than nine months in advance of its current term, which concludes October 31, 2026. The lease reassessment added $4.7 million to the corresponding right-of use-asset.

In September 2024, the Company amended the Irvine Lease by adding approximately 10,000 square feet of lab space. The remaining terms of the lease remain unchanged. This amendment added 357,000 to the right of use asset.

In July 2024, the company amended its Nijmegen lease, moving to a smaller suite within the same complex with approximately 3,500 square feet of lab space. This amendment resulted in a reduction in future lease payments, resulting in the disposal of the existing right of use asset by $1 million partially offset by a new right-of-use asset of $299,000. The remaining terms of the lease remained unchanged.

In May 2024, the company entered into a new building lease (the “2nd Plano Lease”) adding approximately 2,000 square feet of space adjacent to its existing laboratory in Plano, Texas with an effective date of July 1, 2024. The initial term expires August 2027, and under the terms of the 2nd Plano Lease, the Company can automatically renew for successive 12-month periods thereafter. This new lease added $131,000 to the corresponding right of use asset.

The new lease agreements and lease reassessments from 2024 represent additional right of use assets of a total value of $6.2 million.

The following amounts related to leases are recognized in the statement of profit or loss:

Thousands of $ For the years ended December 31	2024	2023	2022
Depreciation expense	1,400	1,187	1,067
Interest expense on lease liabilities	392	284	314